Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	December 31,
	2022	2021
	(U.S. $ in thousands)
Machinery and equipment	$157,602	$157,692
Buildings and improvements	178,605	178,025
Computer equipment and software	52,503	51,311
Office equipment, furniture and fixtures	14,628	14,723
Land	18,927	19,079
	422,265	420,830
Accumulated depreciation	(230,220)	(219,357)
	192,045	201,473
Construction work in progress	3,018	1,822
	$195,063	$203,295